Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000089997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000089997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000089997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000089997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000089997 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000089997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089997 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000089998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000089998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000089998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000089998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000089998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000089998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089998 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000150375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000150375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000150375 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150375 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150375 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000150374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000150374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000150374 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150374 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150374 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176396 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000176396 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176396 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176396 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000176396 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176396 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176396 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176396 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176395 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000176395 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176395 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176395 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000176395 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176395 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176395 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176395 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000194993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000194993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000194993 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000194993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194993 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194993 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194993 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000194993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000194994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000194994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000194994 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000194994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194994 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000194994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000227429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000227429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000227429 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000227429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227429 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227429 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000227429 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000217916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000217916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000217916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000217916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243194 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243194 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243194 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243194 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243192 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243192 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243192 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243192 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243192 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243192 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243192 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243192 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243193 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243193 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243193 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243193 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%